Provisions for pensions and similar obligations (Details 7) - Other Similar Obligations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Similar Obligations
Fair value of plan assets at beginning of year	R$ 3,721,147	R$ 3,310,895	R$ 5,673,071
Interest (Expense) Income	362,444	348,078	665,811
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	304,632	303,504	718,628
Contributions/(surrenders)	72,548	61,803	0
Of which:
By the Bank	72,548	61,803	0
Benefits paid	(310,458)	(303,133)	(3,746,615)
Exchange differences and other items	6,938	0	0
Fair value of plan assets at end of year	R$ 4,157,251	R$ 3,721,147	R$ 3,310,895